Stock-Based Compensation - Warrants - Assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
SVS Warrants | Measurement Input, Risk Free Interest Rate
Assumptions
Warrants. measurement input	3.99
SVS Warrants | Measurement Input, Expected Term
Assumptions
Warrants. measurement input	2.00
SVS Warrants | Measurement Input, Price Volatility
Assumptions
Warrants. measurement input	100
SVS Warrants Denominated | Measurement Input, Risk Free Interest Rate
Assumptions
Warrants. measurement input		0.0127
SVS Warrants Denominated | Measurement Input, Expected Term
Assumptions
Warrants. measurement input		0.0423
SVS Warrants Denominated | Measurement Input, Price Volatility
Assumptions
Warrants. measurement input		1.0000